CONVERTIBLE DEBT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible notes 2019 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 503,311
Debt repayment amount	4,454
Accrued interest converted	$ 18
Number of shares issued upon conversion of debt	743
Debt conversion unpaid amount		$ 207,765
Convertible notes 2019 [member] | Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted				$ 2,256,178
Convertible notes 2019 [member] | Entrepreneur resorts [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate				10.00%
Convertible notes 2019 [member] | Entrepreneur resorts [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate				12.00%
Convertible notes 2019 [member] | Genius group ltd [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted			$ 1,819,145
Convertible note issuances			$ 36,383
Convertible notes 2019 [member] | Genius group ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate			10.00%
Convertible notes 2019 [member] | Genius group ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate			12.00%
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	18,130,000
Purchase of shares	$ 17,000,000
Initial fixed price	$ 5.17
Convertible notes 2020 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 6,000	161,500
Debt repayment amount	221,000
Accrued interest converted	$ 3,764	6,170
Number of shares issued upon conversion of debt	37,463
Debt conversion unpaid amount	$ 539,245	$ 766,245
Convertible notes 2020 [member] | Geniusu limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued upon conversion of debt		13,306
Convertible notes 2020 [member] | Geniusu limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 10
Convertible notes 2020 [member] | Geniusu limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 15
Convertible notes 2022 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	707,306
Accrued interest converted	235,146
Debt conversion unpaid amount	$ 7,975,851	$ 0
Interest	1,515,891